AB Municipal Income Fund II

AB Virginia Portfolio

Portfolio of Investments

February 29, 2020 (unaudited)

	Principal
	Amount
	(000)	U.S. $ Value
MUNICIPAL OBLIGATIONS – 97.3%
Long-Term Municipal Bonds – 97.3%
Virginia – 72.2%
Cherry Hill Community Development Authority
(Potomac Shores Project)
Series 2015
5.40%, 03/01/2045(a)	$585	$629,144
Chesapeake Bay Bridge & Tunnel District
Series 2016
5.00%, 07/01/2046	4,000	4,765,080
Chesterfield County Economic Development
Authority
(Brandermill Woods)
Series 2012
5.125%, 01/01/2043	1,600	1,648,144
City of Newport News VA
Series 2014A
5.00%, 07/15/2030-07/15/2032	2,000	2,348,210
City of Richmond VA
Series 2019A
3.00%, 07/15/2034	3,500	3,882,795
City of Richmond VA Public Utility Revenue
Series 2013A
5.00%, 01/15/2029	1,970	2,195,072
Series 2016
5.00%, 01/15/2030-01/15/2034	9,000	11,020,880
City of Suffolk VA
Series 2010A
5.00%, 08/01/2022 (Pre-refunded/ETM)	210	213,585
5.00%, 08/01/2022 (Pre-
refunded/ETM)(b)	1,870	1,902,706
Series 2011
5.00%, 02/01/2026 (Pre-refunded/ETM)	950	986,765
County of Fairfax VA
Series 2011A
5.00%, 04/01/2020	1,510	1,515,043
Series 2014B
5.00%, 10/01/2020	2,000	2,049,600
Culpeper County Economic Development
Authority
(County of Culpeper VA Lease)
Series 2014
4.00%, 06/01/2029	2,955	3,311,728
Dullles Town Center Community Development
Authority
Series 2012
4.25%, 03/01/2026	1,000	1,028,920
Fairfax County Economic Development Authority
(County of Fairfax VA Lease)
Series 2014A
5.00%, 10/01/2034	1,000	1,178,780
Fairfax County Economic Development Authority
(Fairfax County EDA Transportation Impt Dist)
Series 2016
4.00%, 04/01/2035	2,000	2,289,700
Fairfax County Economic Development Authority

(Goodwin House, Inc.)

Series 2016

	Principal
	Amount
	(000)	U.S. $ Value
5.00%, 10/01/2036-10/01/2042	$3,200	$3,711,780
Fairfax County Industrial Development Authority
(Inova Health System Obligated Group)
Series 2014A
5.00%, 05/15/2044	2,000	2,307,640
Series 2018A
4.00%, 05/15/2048	1,500	1,744,770
Greater Richmond Convention Center Authority
(Greater Richmond Convention Center Authority
Hotel Occupancy Tax)
Series 2015
5.00%, 06/15/2030-06/15/2031	5,000	6,001,560
Hampton Roads Sanitation District
Series 2017A
5.00%, 10/01/2033	3,550	4,539,172
Hampton Roads Transportation Accountability
Commission
Series 2018A
5.00%, 07/01/2035	4,000	5,123,680
Hanover County Economic Development Authority
(Covenant Woods)
Series 2012A
5.00%, 07/01/2042	2,000	2,083,240
Henrico County Economic Development Authority
Series 2013
5.00%, 11/01/2030 (Pre-refunded/ETM)	2,000	2,218,480
Henrico County Economic Development Authority
(LifeSpire of Virginia Obligated Group)
Series 2017C
5.00%, 12/01/2037	765	884,294
Lexington Industrial Development Authority
(Kendal at Lexington)
Series 2016
4.00%, 01/01/2031	1,500	1,621,860
Lynchburg Economic Development Authority
(Centra Health Obligated Group)
Series 2017A
5.00%, 01/01/2047	1,750	2,091,250
Mosaic District Community Development Authority
Series 2011A
6.875%, 03/01/2036	250	260,953
Norfolk Airport Authority/VA
5.00%, 07/01/2043	2,870	3,670,558
Norfolk Economic Development Authority
Series 2013
5.00%, 11/01/2029 (Pre-refunded/ETM)	2,200	2,437,248
Richmond Redevelopment & Housing Authority
(American Tobacco Holdings LLC)
Series 2017
5.55%, 01/01/2037(a)	1,000	1,078,740
Roanoke County Economic Development Authority
(City of Roanoke VA Lease)
Series 2015
5.00%, 10/15/2035	1,750	2,126,670
Roanoke Economic Development Authority
(Carilion Clinic Obligated Group)
4.00%, 07/01/2036-07/01/2038(c)	2,550	3,111,972

	Principal
	Amount
	(000)	U.S. $ Value
AGM Series 2005C
5.00%, 07/01/2027	$3,000	$3,040,830
Roanoke Economic Development Authority
(Lynchburg College)
Series 2018A
5.00%, 09/01/2033-09/01/2043	3,660	4,540,158
Rockingham County Economic Development
Authority
(Sunnyside Presbyterian Home Obligated Group)
5.00%, 12/01/2039	2,000	2,536,880
Suffolk Economic Development Authority
(United Church Homes & Services Obligated
Group)
Series 2016
5.00%, 09/01/2031	1,000	1,114,460
Tobacco Settlement Financing Corp./VA
Series 2007B1
5.00%, 06/01/2047	2,400	2,454,048
Virginia College Building Authority
(Liberty University, Inc.)
Series 2010
5.25%, 03/01/2029	5,000	5,000,000
Virginia College Building Authority
(Marymount University)
Series 2015A
5.00%, 07/01/2030(a)	1,615	1,805,764
Virginia College Building Authority
(Virginia College Building Authority State Lease)
Series 2019B
3.00%, 02/01/2037	9,140	10,037,091
Virginia Commonwealth University Health System
Authority
Series 2011
5.00%, 07/01/2027 (Pre-refunded/ETM)	1,000	1,055,620
Virginia Commonwealth University Health System
Authority
(Virginia Commonwealth University Health System
Authority Obligated Group)
Series 2017B
5.00%, 07/01/2046	2,000	2,437,600
Virginia Port Authority
Series 2016B
5.00%, 07/01/2035-07/01/2036	6,160	7,421,378
Virginia Public School Authority
(Virginia Public School Authority State Lease)
Series 2015
4.00%, 08/01/2020	720	729,670
Virginia Resources Authority
Series 2011B
5.00%, 11/01/2026 (Pre-refunded/ETM)	4,830	5,165,685
5.00%, 11/01/2026	170	181,936
Series 2016C
4.00%, 11/01/2034	2,000	2,335,540
Virginia Resources Authority
(Virginia Resources Authority SRF)
Series 2013
5.00%, 10/01/2025	4,000	4,597,240

	Principal
	Amount
	(000)	U.S. $ Value
Virginia Small Business Financing Authority
(95 Express Lanes LLC)
5.00%, 07/01/2049	$2,000	$2,128,700
Virginia Small Business Financing Authority
(Covanta Holding Corp.)
Series 2018
5.00%, 01/01/2048(a)	1,000	1,086,660
Virginia Small Business Financing Authority
(Elizabeth River Crossings OpCo LLC)
Series 2012
5.25%, 01/01/2032	2,500	2,719,625
5.50%, 01/01/2042	1,000	1,087,300
Virginia Small Business Financing Authority
(Hampton University)
Series 2014
5.25%, 10/01/2029	4,125	4,884,454
Virginia Small Business Financing Authority
(I-66 Express Mobility Partners LLC)
5.00%, 12/31/2049	430	511,992
Series 2017
5.00%, 12/31/2052	3,350	3,981,274
Winchester Economic Development Authority
(Valley Health Obligated Group)
Series 2015
5.00%, 01/01/2034-01/01/2035	3,500	4,182,030
		161,015,954
Alabama – 0.2%
Tuscaloosa County Industrial Development
Authority
(Hunt Refining Co.)
Series 2019A
5.25%, 05/01/2044(a)	400	477,264
American Samoa – 0.3%
American Samoa Economic Development
Authority
(Territory of American Samoa)
7.125%, 09/01/2038(a)	455	551,487
Arizona – 2.5%
Arizona Sports & Tourism Authority
Series 2012A
5.00%, 07/01/2029	3,945	4,239,968
Maricopa County Industrial Development Authority
(Benjamin Franklin Charter School Ltd.)
Series 2018A
6.00%, 07/01/2052(a)	200	237,588
Salt Verde Financial Corp.
(Citigroup, Inc.)
Series 2007
5.00%, 12/01/2037	705	1,008,883
		5,486,439

California – 0.3%

California Statewide Communities Development

Authority

(Enloe Medical Center)

	Principal
	Amount
	(000)	U.S. $ Value
Series 2008A
5.50%, 08/15/2023	$660	$662,416
District of Columbia – 9.5%
Metropolitan Washington Airports Authority
Series 2012A
5.00%, 10/01/2030	1,000	1,097,250
Series 2016A
5.00%, 10/01/2035	1,200	1,464,408
Series 2018A
5.00%, 10/01/2036	3,000	3,816,450
Series 2020A
4.00%, 10/01/2035(c)	2,000	2,382,040
Metropolitan Washington Airports Authority
(Dulles Toll Road)
Series 2010B
6.50%, 10/01/2044	4,300	5,891,903
Washington Metropolitan Area Transit Authority
Series 2017A
5.00%, 07/01/2031-07/01/2032	5,095	6,499,974
		21,152,025
Florida – 0.7%
Capital Trust Agency, Inc.
(Provision Cares Proton Therapy Center -
Orlando)
Series 2018A
7.50%, 06/01/2048(a)	100	109,993
Pinellas County Educational Facilities Authority
(Barry University, Inc.)
Series 2012
5.00%, 10/01/2027	400	427,584
5.25%, 10/01/2030	1,000	1,071,750
		1,609,327
Georgia – 0.2%
Municipal Electric Authority of Georgia
5.00%, 01/01/2039-01/01/2056	355	431,772
Guam – 0.9%
Guam Power Authority
Series 2017A
5.00%, 10/01/2036	1,630	1,955,381
Territory of Guam
5.00%, 11/15/2031	100	120,550
		2,075,931
Illinois – 1.1%
Metropolitan Pier & Exposition Authority
Series 2015B
5.00%, 12/15/2045	2,200	2,514,644
Michigan – 0.8%
City of Detroit MI
5.00%, 04/01/2036	85	98,913
Michigan Public Power Agency
Series 2012A

	Principal
	Amount
	(000)	U.S. $ Value
5.00%, 01/01/2032	$1,575	$1,666,129
		1,765,042
Nevada – 0.0%
City of Reno NV
(County of Washoe NV Sales Tax Revenue)
Series 2018C
Zero Coupon, 07/01/2058(a)	500	83,605
New York – 1.0%
Metropolitan Transportation Authority
Series 2011D
5.00%, 11/15/2029 (Pre-refunded/ETM)	1,010	1,084,144
Suffolk County Economic Development Corp.
(Catholic Health Services of Long Island Obligated
Group)
Series 2011
5.00%, 07/01/2028	1,090	1,149,013
		2,233,157
North Carolina – 0.5%
North Carolina Medical Care Commission
(Aldersgate United Methodist Retirement
Community, Inc.)
Series 2015
4.70%, 07/01/2037	1,000	1,081,040
Ohio – 0.3%
Ohio Water Development Authority Water Pollution
Control Loan Fund
(Energy Harbor Nuclear Generation LLC)
Series 2016A
4.375%, 06/01/2033	600	643,500
Puerto Rico – 2.2%
Puerto Rico Electric Power Authority
AGM Series 2007V
5.25%, 07/01/2031	235	263,129
NATL Series 2007V
5.25%, 07/01/2035	100	108,462
Puerto Rico Highway & Transportation Authority
AGC Series 2005L
5.25%, 07/01/2041	220	247,282
AGC Series 2007N
5.25%, 07/01/2034-07/01/2036	415	468,354
NATL Series 2005L
5.25%, 07/01/2035	110	118,797
NATL Series 2007N
5.25%, 07/01/2032	100	108,911
Puerto Rico Housing Finance Authority
(Puerto Rico Housing Finance Authority Cap Fd
Prog)
Series 2003
5.00%, 12/01/2020	1,580	1,621,728
Puerto Rico Industrial Tourist Educational Medical
& Environmental Control Facilities Financing Auth
(AES Puerto Rico LP)
Series 2000
6.625%, 06/01/2026	615	634,987

	Principal
	Amount
	(000)	U.S. $ Value
Puerto Rico Public Buildings Authority
(Commonwealth of Puerto Rico)
NATL Series 2007
6.00%, 07/01/2025	$100	$111,533
Puerto Rico Sales Tax Financing Corp. Sales Tax
Revenue
Series 2018A
Zero Coupon, 07/01/2029	223	180,639
Series 2019A
4.329%, 07/01/2040	180	199,602
5.00%, 07/01/2058	675	772,450
		4,835,874
South Carolina – 0.1%
South Carolina Public Service Authority
Series 2014A
5.00%, 12/01/2049	205	233,142
Tennessee – 0.1%
Bristol Industrial Development Board
(Bristol Industrial Development Board Sales Tax)
Series 2016A
5.00%, 12/01/2035(a)	295	311,909
Texas – 1.8%
Mission Economic Development Corp.
(Natgasoline LLC)
Series 2018
4.625%, 10/01/2031(a)	520	564,647
Tarrant County Cultural Education Facilities
Finance Corp.
(Edgemere Retirement Senior Quality Lifestyles
Corp.)
Series 2015B
5.00%, 11/15/2036	1,150	1,226,740
Texas Private Activity Bond Surface
Transportation Corp.
(LBJ Infrastructure Group LLC)
Series 2010
7.00%, 06/30/2040	1,110	1,130,768
Texas Private Activity Bond Surface
Transportation Corp.
(NTE Mobility Partners Segments 3 LLC)
Series 2013
6.75%, 06/30/2043	1,000	1,172,110
		4,094,265
Washington – 0.6%
Pend Oreille County Public Utility District No. 1
Box Canyon
Series 2018
5.00%, 01/01/2044	650	780,669
Washington Higher Education Facilities Authority
(Whitworth University)
Series 2012
5.00%, 10/01/2032	400	428,612

				Principal
					Amount
					(000)	U.S. $ Value
Washington State Housing Finance Commission
(Presbyterian Retirement Communities Northwest
Obligated Group)
Series 2019A
5.00%, 01/01/2055(a)					$100	$114,369
						1,323,650
Wisconsin – 2.0%
Wisconsin Health & Educational Facilities
Authority
Series 2012C
5.00%, 08/15/2032 (Pre-refunded/ETM)					2,700	2,971,782
Wisconsin Public Finance Authority
(Celanese US Holdings LLC)
Series 2016A
5.00%, 01/01/2024					1,000	1,112,340
Wisconsin Public Finance Authority
(Maryland Proton Treatment Center LLC)
Series 2018A-1
6.375%, 01/01/2048(a)					265	286,370
						4,370,492
Total Municipal Obligations
(cost $199,538,936)						216,952,935
				Shares
SHORT-TERM INVESTMENTS – 4.5%
Investment Companies – 4.5%
AB Fixed Income Shares, Inc. - Government
Money Market Portfolio - Class AB, 1.52%(d) (e)
(f)
(cost $9,971,431)				9,971,431		9,971,431
Total Investments – 101.8%
(cost $209,510,367)(g)						226,924,366
Other assets less liabilities – (1.8)%						(3,951,231)
Net Assets – 100.0%						$222,973,135
CENTRALLY CLEARED INFLATION (CPI) SWAPS
			Rate Type
			Payments	Payments				Upfront
Notional			made	received	Payment			Premiums	Unrealized
Amount		Termination	by the	by the	Frequency Paid/	Market		Paid	Appreciation/
(000)		Date	Fund	Fund	Received	Value		(Received)	(Depreciation)
USD	10,200	06/17/2024	1.760%	CPI#	Maturity	$ (153,425)	$	— $ (153,425)
USD	1,980	08/09/2024	1.690%	CPI#	Maturity	(24,416)		(1,572)	(22,844)
USD	4,820	01/15/2025	1.671%	CPI#	Maturity	(52,303)		—	(52,303)
USD	4,160	01/15/2025	1.673%	CPI#	Maturity	(54,391)		—	(54,391)

		Rate Type
		Payments	Payments				Upfront
Notional		made	received	Payment			Premiums	Unrealized
Amount	Termination	by the	by the	Frequency Paid/	Market		Paid	Appreciation/
(000)	Date	Fund	Fund	Received	Value		(Received)	(Depreciation)
USD	1,860 01/15/2025	1.637%	CPI#	Maturity	$(20,867)	$	— $	(20,867)
					$(305,402)		$(1,572)	$(303,830)

# Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
			Payments	Payments				Upfront
Notional			made	received	Payment			Premiums		Unrealized
Amount		Termination	by the	by the	Frequency Paid/	Market		Paid	Appreciation/
(000)		Date	Fund	Fund	Received	Value		(Received)	(Depreciation)
					Quarterly/
USD	12,160	08/09/2022	3 Month LIBOR	1.486%	Semi-Annual $	153,939	$		— $	153,939
					Quarterly/
USD	5,750	09/13/2024	3 Month LIBOR	1.526%	Semi-Annual	168,488			—	168,488
					Quarterly/
USD	3,020	01/15/2025	3 Month LIBOR	1.566%	Semi-Annual	86,565			—	86,565
					Quarterly/
USD	1,661	02/06/2025	3 Month LIBOR	1.419%	Semi-Annual	36,367			—	36,367
					Quarterly/
USD	2,410	02/07/2030	3 Month LIBOR	1.624%	Semi-Annual	119,420			—	119,420
					Quarterly/
USD	1,000	04/16/2049	3 Month LIBOR	2.746%	Semi-Annual	371,702			—	371,702
						$936,481	$		— $	936,481

INFLATION (CPI) SWAPS

			Rate Type
			Payments	Payments	Payment			Upfront
	Notional		made	received	Frequency			Premiums		Unrealized
	Amount	Termination	by the	by the	Paid/	Market		Paid	Appreciation/
Swap Counterparty	(000)	Date	Fund	Fund	Received	Value		(Received)	(Depreciation)
Barclays Bank PLC	USD	6,63309/20/2020	2.263%	CPI#	Maturity $	(75,444)	$		— $	(75,444)
Barclays Bank PLC	USD	6,15910/15/2020	2.208%	CPI#	Maturity	(64,760)			—	(64,760)
Barclays Bank PLC	USD	3,39710/15/2020	2.210%	CPI#	Maturity	(35,891)			—	(35,891)
Citibank, NA	USD	4,48010/17/2020	2.220%	CPI#	Maturity	(48,284)			—	(48,284)
JPMorgan Chase
Bank, NA	USD	5,91908/30/2020	2.210%	CPI#	Maturity	(59,815)			—	(59,815)
JPMorgan Chase
Bank, NA	USD	6,72007/15/2024	2.165%	CPI#	Maturity	(191,135)			—	(191,135)
						$(475,329)	$		— $	(475,329)

# Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

INTEREST RATE SWAPS

			Rate Type
			Payments	Payments	Payment			Upfront
	Notional		made	received	Frequency			Premiums		Unrealized
	Amount	Termination	by the	by the	Paid/	Market		Paid	Appreciation/
Swap Counterparty	(000)	Date	Fund	Fund	Received	Value		(Received)	(Depreciation)
Citibank, NA	USD	2,96510/09/2029	1.120%	SIFMA*	Quarterly $	(87,614)	$		— $	(87,614)

			Rate Type
			Payments	Payments	Payment			Upfront
	Notional		made	received	Frequency			Premiums		Unrealized
	Amount	Termination	by the	by the	Paid/	Market		Paid	Appreciation/
Swap Counterparty	(000)	Date	Fund	Fund	Received	Value		(Received)	(Depreciation)
Citibank, NA	USD	2,96510/09/2029	1.125%	SIFMA*	Quarterly $	(89,148)	$		— $	(89,148)
						$(176,762)	$		— $	(176,762)

Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA)

*Municipal Swap Index

(a)Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 29, 2020, the aggregate market value of these securities amounted to $7,337,540 or 3.3% of net assets.

(b)Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.

(c)When-Issued or delayed delivery security.

(d)Affiliated investments.

(e)The rate shown represents the 7-day yield as of period end.

(f)To obtain a copy of the fund's shareholder report, please go to the Securities and Exchange Commission's website at www.sec.gov, or call AB at (800) 227-4618.

(g)As of February 29, 2020, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $18,350,486 and gross unrealized depreciation of investments was $(955,927), resulting in net unrealized appreciation of $17,394,559.

As of February 29, 2020, the Portfolio's percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 2.1% and 0.0%, respectively.

Glossary:

AGC – Assured Guaranty Corporation

AGM – Assured Guaranty Municipal

EDA – Economic Deveolpment Agency

ETM – Escrowed to Maturity

LIBOR – London Interbank Offered Rates

NATL – National Interstate Corporation

SRF – State Revolving Fund

AB Municipal Income Fund II

AB Virginia Portfolio

February 29, 2020 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio's own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•Level 1 - quoted prices in active markets for identical investments

•Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio's investments by the above fair value hierarchy levels as of February 29, 2020:

Investments in Securities:	Level 1	Level 2	Level 3		Total
Assets:
Long-Term Municipal Bonds	$—	$216,952,935		$—	$216,952,935
Short-Term Investments	9,971,431	—		—	9,971,431
Total Investments in Securities	9,971,431	216,952,935		—	226,924,366
Other Financial Instruments(a):
Assets:
Centrally Cleared Interest Rate Swaps	—	936,481		—	936,481
Liabilities:
Centrally Cleared Inflation (CPI) Swaps	—	(305,402)		—	(305,402)
Inflation (CPI) Swaps	—	(475,329)		—	(475,329)
Interest Rate Swaps	—	(176,762)		—	(176,762)
Total	$9,971,431	$216,931,923		$—	$226,903,354(b)

(a)Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

(b)The amount of $17,587,086 for Long-Term Municipal Bonds was transferred out of Level 3 into Level 2 as improved transparency of price inputs received from pricing vendors has increased the observability during the reporting period.

A summary of the Portfolio's transactions in AB mutual funds for the nine months ended February 29, 2020 is as follows:

	Market Value	Purchases	Sales	Market Value	Dividend
	05/31/2019	at Cost	Proceeds	02/29/2020	Income
Fund	(000)	(000)	(000)	(000)	(000)
Government Money Market Portfolio	$8,467	$36,001	$34,497	$9,971	$46